Derivative instruments	12 Months Ended
Dec. 31, 2024
Derivative instruments
Derivative instruments

10. Derivative instruments

The following table reconciles the change in the fair value of Vermilion’s derivative instruments:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Fair value of contracts, beginning of year	368,117	239,596
Reversal of opening contracts settled during the year	(284,096)	(43,267)
Assumed in acquisitions	—	51,866
Realized gain on contracts settled during the year	345,318	234,365
Unrealized (loss) gain during the year on contracts outstanding at the end of the year	(168,762)	171,448
Unwinding of contracts assumed in acquisitions	—	(51,526)
Net receipt from counterparties on contract settlements during the year	(345,318)	(234,365)
Fair value of contracts, end of year	(84,741)	368,117
Comprised of:
Current derivative asset	40,312	313,792
Current derivative liability	(52,944)	(732)
Non-current derivative asset	13,927	76,107
Non-current derivative liability	(86,036)	(21,050)
Fair value of contracts, end of year	(84,741)	368,117

The loss (gain) on derivative instruments for 2024 and 2023 were comprised of the following:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Realized gain on contracts settled during the year	(345,318)	(234,365)
Reversal of opening contracts settled during the year	284,096	43,267
Unwinding of contracts assumed in acquisitions	—	(51,526)
Unrealized loss (gain) on contracts outstanding at the end of the year	168,762	(171,448)
Loss (gain) on derivative instruments	107,540	(414,072)

Vermilion executes derivative instruments where there is an underlying exposure to offset the position. Consistent with the Company's accounting policy, Vermilion does not match unrealized gains or losses on these contracts with the underlying exposure. Please refer to Note 20 (Supplemental information) for a listing of Vermilion's outstanding derivative instruments as at December 31, 2024.